Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Fair Values of the Company's Restricted Shares
The estimated October Modification date fair values of the Company’s restricted shares under the 2021 Restricted Shares Plan were calculated based on the following assumptions:

Common share and equivalents price - marketable (1)	$10.26
Discount for lack of marketability (“DLOM”) (2)	16.0%
*Term (3)	4.5	years
*Volatility (4)	83.3%
*Risk-free rate (5)	0.3%

(1)	Represents the publicly traded common stock price of dMY as of the modification date on October 27, 2020
(2)
Represents the discount for lack of marketability of the historical Incentive Securities as of the modification date on October 27, 2020 (subsequently converted to restricted shares upon Closing), calculated using the Finnerty Method

(3)	Represents the sum of the expected term from the modification date to Closing (6 months) and the vesting period of 4 years for Performance-Vesting Restricted Shares
(4)	Calculated based on comparable companies’ historical volatilities over a matching term of 4.5 years
(5)	Based on the U.S. Constant Maturity Treasury yield curve as of the modification date over a matching term of 4.5 years

*	Only used to estimate the modification date fair value of historical Class D Incentive Securities (subsequently converted to Performance-Vesting Restricted Shares) under Monte Carlo simulations

Summary of Company's Overall Restricted Shares
A summary of the Company’s overall restricted shares activities for the year ended December 31, 2022 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted shares as of December 31, 2021	8,889,155	$8.44
Forfeited	(114,305)	$7.78
Vested	(5,357,366)	$9.13

Unvested restricted shares as of December 31, 2022	3,417,484	$7.39

Summary of the Company's Warrants Activity
A summary of the Company’s warrants activity for the year ended December 31, 2022 is as follows:

Number of Warrants
Outstanding as of December 31, 2021	18,500,000

Outstanding as of December 31, 2022	18,500,000

Summary of the Company's Total Stock-based Compensation Expense
The Company’s total stock-based compensation expense was summarized as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020

Cost of revenue	$40,639	$243,512	$—
Sales and marketing	2,896	3,546	—
Research and development	1,980	4,670	—
General and administrative	44,323	237,746	—

Total	$89,838	$489,474	$—

Employee Stock Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of the Company's Options Activity
A summary of the Company’s options activity for the year ended December 31, 2022 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2021	436,238	$10.00	4.30	$—
Forfeited	(78,293)	$10.00

Outstanding as of December 31, 2022	357,945	$10.00	3.30	$—
Exercisable as of December 31, 2022	160,363

Unvested as of December 31, 2022	197,582

Equity Settled Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares
A summary of the Company’s Equity-settled Restricted Share Units activity for the year ended December 31, 2022 is as follows:

	Number of RSUs	Weighted Average Grant Date Fair Value per RSU
Unvested RSUs as of December 31, 2021	—
Granted	3,364,333	$4.08
Forfeited	(436,170)	$4.26
Vested	(209,027)	$3.23

Unvested RSUs as of December 31, 2022	2,719,136	$4.12

Cash settled Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares
A summary of the Company’s Cash-settled RSUs activity for the year ended December 31, 2022 is as follows:

	Number of Cash- settled RSUs	Weighted Average Grant Date Fair Value per Cash-settled RSU
Unvested Cash-settled RSUs as of December 31, 2021	—
Granted	17,819	$4.27

Unvested Cash-settled RSUs as of December 31, 2022	17,819	$4.27

Equity-settled Performance-Based Restricted Share Units [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Fair Values of the Company's Restricted Shares
The estimated Grant Date fair value of the Company’s PSUs subject to a market condition under the 2022 Employee Incentive Plan was calculated using Monte Carlo simulations based on the following assumptions:

Time to maturity (1)	2.7	years
Common stock price (2)	$4.27
Volatility (3)	70.0%
Risk-free rate (4)	2.6%
Dividend yield (5)	0.0%

(1)	Based on contractual terms
(2)	Represents the publicly traded common stock price as of the Grant Date
(3)	Calculated based on comparable companies’ historical volatilities over a matching term of 2.7 years
(4)	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 2.7 years
(5)	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future

Summary of Company's Overall Restricted Shares
A summary of the Company’s PSUs activity for the year ended December 31, 2022 is as follows:

	Number of PSUs	Weighted Average Grant Date Fair Value per PSU

Unvested PSUs as of December 31, 2021	—
Granted	1,955,072	$3.53
Forfeited	(105,130)	$3.54

Unvested PSUs as of December 31, 2022	1,849,942	$3.53

2021 Restricted Shares Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Fair Values of the Company's Restricted Shares
The estimated Grant Date fair value of the Company’s options under the 2021 Option Plan was calculated using a combination of the Black Scholes Option Pricing Model and Monte Carlo simulations based on the following assumptions:

Time to maturity (1)	5.0	years
Common stock price (2)	$16.21
Volatility (3)	90.1%
Risk-free rate (4)	0.8%
Strike price (1)	$10.00
Dividend yield (5)	0.0%

(1)	Based on contractual terms
(2)	Represents the publicly traded common stock price as of the Grant Date
(3)	Calculated based on comparable companies’ historical volatilities over a matching term of 5 years
(4)	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 5 years
(5)	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future